Intangible Assets, Net - Schedule of Intangible Assets with Definite Lives (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	¥ 137,256		¥ 137,196
Accumulated Amortization	(109,510)		(97,792)
Net Carrying Value	27,746	$ 3,985	39,404
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	68,380		68,380
Accumulated Amortization	(52,439)		(47,868)
Net Carrying Value	15,941	2,289	20,512
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	9,050		9,050
Accumulated Amortization	(9,050)		(9,050)
Net Carrying Value	0	0	0
Websites [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	27,000		27,000
Accumulated Amortization	(27,000)		(27,000)
Net Carrying Value	0	0	0
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	2,023		2,021
Accumulated Amortization	(1,940)		(1,884)
Net Carrying Value	83	12	137
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	2,670		2,612
Accumulated Amortization	(2,670)		(2,612)
Net Carrying Value	0	0	0
Insurance Brokerage License [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	28,133		28,133
Accumulated Amortization	(16,411)		(9,378)
Net Carrying Value	¥ 11,722	$ 1,684	¥ 18,755